Income Taxes (Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 The Netherlands [Member]	Dec. 31, 2011 The Netherlands [Member]	Dec. 31, 2012 Ireland [Member]	Dec. 31, 2011 Ireland [Member]	Dec. 31, 2012 United States Of America [Member]	Dec. 31, 2011 United States Of America [Member]	Dec. 31, 2012 Sweden [Member]	Dec. 31, 2011 Sweden [Member]
Income Tax Disclosure [Line Items]
Depreciation/Impairment				$ (29,635)	$ (15,251)	$ 227,199			$ (1,599)
Depreciation/Impairment							146,675
Debt						13,807	16,516
Intangibles						1,564	2,452
Loss-making contracts									1,828
Interest expense								(7,401)	(8,174)
Accrued maintenance liability						(5,265)	(3,859)		(1,731)
Obligations under capital leases and debt obligations						(8,493)	(6,064)
Investments						(2,500)	(2,500)
Losses and credits forward					(73,861)	(254,477)	(186,477)	(6,894)	(6,058)	(8,050)	(7,316)
Other							1,157
Other				(2,492)	(2,222)	3,945		(1,034)	814		55
Valuation allowance on tax assets	54,357	44,696	17,296		54,357
Net deferred tax (asset) liability				$ (32,127)	$ (36,977)	$ (24,220)	$ (32,100)	$ (15,329)	$ (14,920)	$ (8,050)	$ (7,261)